COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future maturities of debt and required payments under capital and operating leases
	Debt	Capital Leases	Operating Leases
2015	$3,204,034	$2,441,542	$3,751,512
2016	2,583,432	1,687,699	2,692,735
2017	10,124,710	1,044,927	1,585,859
2018	-	-	292,098
2019	-	-	73,175

Totals	$15,912,176	$5,174,168	$8,395,379